SUPPLEMENT DATED OCTOBER 13, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Senior Floating Rate Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus, and SAI and retain it for future reference.
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Thomas Ewald	Portfolio Manager	2020

Philip Yarrow, CFA	Portfolio Manager	2020

2.The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Investment management decisions for the Fund are made by the investment management team at Invesco Senior Secured.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Thomas Ewald, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2000.
▪
Philip Yarrow, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Senior Secured and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. David Lukkes will no longer serve as a Portfolio Manager of the Fund. All references to Mr. Lukkes in the Summary and Statutory Prospectuses and SAI are hereby removed.
O-SFLR-SUMSTATSAI-SUP 101326